SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS

For the years ended December 31, 2025 and 2024, the Company did not record any impairment on the short-term investment.

	As of December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Publicly traded stocks	747,709	-	-	747,709
Total	747,709	-	-	747,709

SCHEDULE OF ESTIMATED USEFUL LIFE
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4 Years